Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
Other current assets consist of the following:

(in thousands of $)	June 30, 2026	December 31, 2025
Oil derivative instrument (note 7 and 19)	6,231	3,248
Prepaid expenses	5,035	8,684
Inventories	2,424	792
Interest receivable from money market deposits and bank accounts (note 19)	2,207	3,353
Gas derivative instrument (note 7 and 19)	1,870	9,478
Receivable from IRS derivatives (note 19)	116	269
Other	3,872	6,189
Other current assets	21,755	32,013